Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond	4.125%	6/30/2028	710	708
[1]	United States Treasury Note/Bond	4.125%	2/15/2036	700	669
	United States Treasury Note/Bond	5.000%	5/15/2046	1,145	1,108
	United States Treasury Note/Bond	4.750%	2/15/2056	1,805	1,668
Total U.S. Government and Agency Obligations (Cost $4,212)					4,153
Corporate Bonds (12.7%)
Argentina (0.1%)
[2,3]	YPF SA	8.250%	1/17/2034	5,180	5,469
[3]	YPF SA	8.250%	1/17/2034	3,130	3,304
					8,773
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/2036	7,744	8,061
	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	13,010	8,631
					16,692
China (0.4%)
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,800	9,037
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/2028	9,313	9,369
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	6,261	5,873
					24,279
Colombia (0.8%)
	Ecopetrol SA	6.875%	4/29/2030	10,508	10,660
	Ecopetrol SA	7.750%	2/1/2032	8,493	8,760
	Ecopetrol SA	8.875%	1/13/2033	13,090	14,125
	Ecopetrol SA	8.375%	1/19/2036	9,865	10,420
	Ecopetrol SA	5.875%	5/28/2045	9,175	7,289
					51,254
Indonesia (0.2%)
	Freeport Indonesia PT	5.315%	4/14/2032	7,161	7,001
	Pertamina Persero PT	6.450%	5/30/2044	8,016	7,828
					14,829
Malaysia (1.0%)
	Petronas Capital Ltd.	3.500%	4/21/2030	14,252	13,598
[2]	Petronas Capital Ltd.	4.950%	1/3/2031	6,758	6,778
	Petronas Capital Ltd.	4.950%	1/3/2031	5,175	5,190
[2]	Petronas Capital Ltd.	5.340%	4/3/2035	4,932	4,952
	Petronas Capital Ltd.	5.340%	4/3/2035	4,415	4,432
	Petronas Capital Ltd.	4.500%	3/18/2045	7,825	6,589
	Petronas Capital Ltd.	4.550%	4/21/2050	13,838	11,447
[2]	Petronas Capital Ltd.	5.848%	4/3/2055	7,100	7,002
	Petronas Capital Ltd.	5.848%	4/3/2055	500	493
	Petronas Capital Ltd.	3.404%	4/28/2061	8,610	5,450
					65,931
Mexico (2.9%)
	Mexico City Airport Trust	5.500%	7/31/2047	9,329	7,855
[3]	Petroleos Mexicanos	8.750%	6/2/2029	11,074	11,776
	Petroleos Mexicanos	6.840%	1/23/2030	11,557	11,738
	Petroleos Mexicanos	5.950%	1/28/2031	19,534	19,106
[3]	Petroleos Mexicanos	6.700%	2/16/2032	34,069	34,006
	Petroleos Mexicanos	10.000%	2/7/2033	9,690	11,218
	Petroleos Mexicanos	6.625%	6/15/2035	13,541	12,871
	Petroleos Mexicanos	6.500%	6/2/2041	6,075	5,293
	Petroleos Mexicanos	6.750%	9/21/2047	27,350	22,413
	Petroleos Mexicanos	6.350%	2/12/2048	8,088	6,376
	Petroleos Mexicanos	7.690%	1/23/2050	40,942	36,533
	Petroleos Mexicanos	6.950%	1/28/2060	19,066	15,368
					194,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/2047	9,691	6,962
Qatar (0.7%)
	Qatar Energy	2.250%	7/12/2031	20,992	18,434
	Qatar Energy	3.125%	7/12/2041	17,127	12,403
	Qatar Energy	3.300%	7/12/2051	20,331	13,244
					44,081
Saudi Arabia (5.2%)
	Gaci First Investment Co.	5.000%	1/29/2029	9,378	9,328
	Gaci First Investment Co.	4.875%	5/14/2029	13,595	13,461
	Gaci First Investment Co.	5.250%	1/29/2030	13,863	13,827
	Gaci First Investment Co.	4.750%	2/14/2030	8,140	7,992
	Gaci First Investment Co.	5.250%	10/13/2032	8,250	8,161
	Gaci First Investment Co.	5.250%	5/14/2033	8,651	8,503
	Gaci First Investment Co.	5.250%	1/29/2034	10,591	10,365
	Gaci First Investment Co.	5.625%	7/29/2034	8,395	8,391
	Gaci First Investment Co.	4.875%	2/14/2035	9,773	9,276
	Gaci First Investment Co.	5.000%	9/15/2035	14,490	13,813
	Gaci First Investment Co.	5.125%	2/14/2053	9,446	7,706
	Gaci First Investment Co.	5.375%	1/29/2054	7,815	6,566
	Gaci First Investment Co.	6.250%	5/14/2056	11,859	11,179
[2]	SA Global Sukuk Ltd.	4.250%	10/2/2029	5,000	4,869
	SA Global Sukuk Ltd.	4.250%	10/2/2029	2,600	2,535
[2]	SA Global Sukuk Ltd.	4.125%	9/17/2030	4,659	4,465
	SA Global Sukuk Ltd.	4.125%	9/17/2030	4,500	4,311
	SA Global Sukuk Ltd.	2.694%	6/17/2031	15,926	14,159
[2]	SA Global Sukuk Ltd.	4.750%	10/2/2034	5,225	4,997
	SA Global Sukuk Ltd.	4.750%	10/2/2034	1,125	1,071
[2]	SA Global Sukuk Ltd.	4.625%	9/17/2035	2,810	2,623
	SA Global Sukuk Ltd.	4.625%	9/17/2035	3,725	3,478
	Saudi Arabian Oil Co.	3.500%	4/16/2029	18,291	17,571
[2]	Saudi Arabian Oil Co.	4.750%	6/2/2030	4,800	4,721
	Saudi Arabian Oil Co.	4.750%	6/2/2030	1,400	1,378
	Saudi Arabian Oil Co.	2.250%	11/24/2030	11,100	9,821
[2]	Saudi Arabian Oil Co.	4.375%	2/2/2031	4,690	4,530
	Saudi Arabian Oil Co.	5.250%	7/17/2034	10,829	10,665
	Saudi Arabian Oil Co.	4.250%	4/16/2039	16,258	13,908
	Saudi Arabian Oil Co.	4.375%	4/16/2049	14,625	10,955
	Saudi Arabian Oil Co.	3.250%	11/24/2050	11,975	7,299
	Saudi Arabian Oil Co.	5.750%	7/17/2054	9,820	8,778
[2]	Saudi Arabian Oil Co.	6.375%	6/2/2055	6,220	6,020
	Saudi Arabian Oil Co.	6.375%	6/2/2055	4,650	4,499
	Saudi Arabian Oil Co.	5.875%	7/17/2064	9,992	8,838
	Saudi Arabian Oil Co.	3.500%	11/24/2070	11,111	6,421
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/2030	7,455	7,464
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	6,982	6,563
[4]	SRC Sukuk Ltd.	4.375%	4/2/2029	9,590	9,405
	Suci Second Investment Co.	4.375%	9/10/2027	5,971	5,947
	Suci Second Investment Co.	6.000%	10/25/2028	11,482	11,707
	Suci Second Investment Co.	5.171%	3/5/2031	10,291	10,198
	Suci Second Investment Co.	5.133%	1/28/2036	9,600	9,320
					347,084
Turkiye (0.1%)
	TPAO Varlik Kiralama ASA	6.300%	3/4/2031	7,400	7,116
United Arab Emirates (1.0%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/2047	12,468	10,710
	Adnoc Murban Rsc Ltd.	4.500%	9/11/2034	7,687	7,267
[2]	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,570	3,038
	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	3,775	3,210
[2]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	6,650	6,448
	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	1,000	968
	DP World Crescent Ltd.	5.500%	9/13/2033	9,135	8,927
[2]	DP World Crescent Ltd.	5.500%	5/8/2035	3,050	2,969
	DP World Crescent Ltd.	5.500%	5/8/2035	4,750	4,610
[2]	DP World Ltd.	6.850%	7/2/2037	7,490	7,744
	MDGH GMTN RSC Ltd.	3.700%	11/7/2049	8,573	5,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MDGH GMTN RSC Ltd.	3.950%	5/21/2050	9,685	6,897
					68,625
Total Corporate Bonds (Cost $893,168)					850,179
Sovereign Bonds (85.2%)
Angola (1.0%)
	Republic of Angola	8.250%	5/9/2028	4,570	4,763
	Republic of Angola	8.000%	11/26/2029	7,278	7,448
[2]	Republic of Angola	9.244%	1/15/2031	4,279	4,478
	Republic of Angola	9.244%	1/15/2031	3,200	3,345
	Republic of Angola	8.750%	4/14/2032	8,791	8,974
[2]	Republic of Angola	9.375%	3/31/2033	6,630	6,830
	Republic of Angola	9.375%	3/31/2033	400	412
[2]	Republic of Angola	9.875%	10/15/2035	1,755	1,841
	Republic of Angola	9.875%	10/15/2035	1,939	2,032
[2]	Republic of Angola	9.875%	3/31/2037	9,360	9,719
	Republic of Angola	9.375%	5/8/2048	8,785	8,438
	Republic of Angola	9.125%	11/26/2049	6,651	6,236
					64,516
Argentina (3.7%)
	Provincia de Buenos Aires	6.625%	9/1/2037	27,589	22,899
	Republic of Argentina	1.000%	7/9/2029	8,268	7,416
	Republic of Argentina	5.000%	1/9/2038	57,060	47,070
[5]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	51,459	44,948
[5]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	9,032	6,718
[5]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/2035	101,335	79,975
[5]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	52,292	38,665
					247,691
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/2029	2,750	2,621
	Republic of Armenia	3.600%	2/2/2031	3,791	3,459
[2]	Republic of Armenia	6.750%	3/12/2035	3,425	3,555
					9,635
Azerbaijan (0.1%)
[3]	Republic of Azerbaijan	3.500%	9/1/2032	5,360	4,953
Bahamas (0.1%)
[3]	Commonwealth of Bahamas	8.950%	10/15/2032	3,199	3,575
[2]	Commonwealth of Bahamas	8.250%	6/24/2036	4,260	4,723
	Commonwealth of Bahamas	8.250%	6/24/2036	1,050	1,164
					9,462
Bahrain (1.9%)
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/2027	4,754	4,605
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/2029	4,473	4,133
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/2030	5,200	5,057
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/2031	5,068	4,849
[2]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	4,460	4,218
	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	1,595	1,513
[2]	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,302	4,162
	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	4,750	4,603
[2]	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	5,375	5,023
	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	3,050	2,852
[2]	CBB International Sukuk Programme Co. WLL	6.124%	9/3/2034	3,610	3,411
	CBB International Sukuk Programme Co. WLL	6.124%	9/3/2034	893	845
	Kingdom of Bahrain	4.250%	1/25/2028	2,925	2,796
	Kingdom of Bahrain	7.000%	10/12/2028	7,485	7,416
	Kingdom of Bahrain	6.750%	9/20/2029	6,578	6,409
	Kingdom of Bahrain	7.375%	5/14/2030	5,437	5,386
	Kingdom of Bahrain	5.625%	9/30/2031	6,120	5,610
	Kingdom of Bahrain	5.450%	9/16/2032	5,693	5,104
	Kingdom of Bahrain	5.250%	1/25/2033	5,211	4,602
	Kingdom of Bahrain	5.625%	5/18/2034	5,738	5,040
	Kingdom of Bahrain	7.750%	4/18/2035	5,348	5,301
	Kingdom of Bahrain	7.500%	2/12/2036	5,516	5,367
[2]	Kingdom of Bahrain	7.125%	6/10/2036	3,750	3,554
[2]	Kingdom of Bahrain	7.500%	7/7/2037	2,877	2,789
	Kingdom of Bahrain	7.500%	7/7/2037	800	775
[2]	Kingdom of Bahrain	6.625%	10/6/2037	4,200	3,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Bahrain	6.625%	10/6/2037	200	180
[2]	Kingdom of Bahrain	7.100%	2/3/2038	6,700	6,224
	Kingdom of Bahrain	6.000%	9/19/2044	6,454	5,160
	Kingdom of Bahrain	7.500%	9/20/2047	4,759	4,377
	Kingdom of Bahrain	6.250%	1/25/2051	2,451	1,960
					127,101
Barbados (0.0%)
[2,3]	Government of Barbados	8.000%	6/26/2035	2,000	2,116
[3]	Government of Barbados	8.000%	6/26/2035	240	254
					2,370
Benin (0.2%)
[2]	Benin Sukuk SA	6.200%	1/29/2033	2,540	2,446
[2,3]	Republic of Benin	7.960%	2/13/2038	1,524	1,574
[3]	Republic of Benin	7.960%	2/13/2038	4,184	4,327
[2,3]	Republic of Benin	8.375%	1/23/2041	2,000	2,121
[3]	Republic of Benin	8.375%	1/23/2041	400	424
					10,892
Bermuda (0.1%)
	Government of Bermuda	2.375%	8/20/2030	3,255	2,920
	Government of Bermuda	5.000%	7/15/2032	4,316	4,262
	Government of Bermuda	3.375%	8/20/2050	3,630	2,414
					9,596
Bolivia (0.2%)
[3]	Bolivian Government	4.500%	3/20/2028	3,538	3,404
	Bolivian Government	7.500%	3/2/2030	4,130	4,004
[2]	Bolivian Government	9.450%	5/14/2031	3,650	3,709
	Bolivian Government	9.450%	5/14/2031	1,200	1,220
					12,337
Brazil (3.5%)
	Federative Republic of Brazil	4.625%	1/13/2028	12,059	12,066
	Federative Republic of Brazil	4.500%	5/30/2029	9,821	9,755
	Federative Republic of Brazil	3.875%	6/12/2030	18,283	17,364
	Federative Republic of Brazil	5.500%	11/6/2030	12,620	12,680
	Federative Republic of Brazil	6.250%	3/18/2031	9,575	9,858
	Federative Republic of Brazil	3.750%	9/12/2031	7,877	7,232
	Federative Republic of Brazil	6.125%	1/22/2032	9,635	9,756
	Federative Republic of Brazil	5.500%	2/4/2033	7,270	7,066
	Federative Republic of Brazil	6.000%	10/20/2033	11,058	11,004
	Federative Republic of Brazil	8.250%	1/20/2034	7,132	7,969
	Federative Republic of Brazil	6.125%	3/15/2034	10,986	10,888
	Federative Republic of Brazil	6.625%	3/15/2035	22,355	22,604
	Federative Republic of Brazil	6.250%	5/22/2036	17,762	17,239
	Federative Republic of Brazil	7.125%	1/20/2037	7,910	8,334
	Federative Republic of Brazil	5.625%	1/7/2041	11,550	10,439
	Federative Republic of Brazil	5.000%	1/27/2045	15,863	12,243
	Federative Republic of Brazil	5.625%	2/21/2047	11,645	9,552
	Federative Republic of Brazil	4.750%	1/14/2050	16,579	11,751
	Federative Republic of Brazil	7.125%	5/13/2054	9,494	9,107
	Federative Republic of Brazil	7.250%	1/12/2056	17,112	16,441
					233,348
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/2037	7,496	7,140
Cameroon (0.1%)
[3]	Republic of Cameroon	9.500%	7/31/2031	2,800	2,795
[3]	Republic of Cameroon	8.875%	1/30/2033	4,110	3,968
					6,763
Chad (0.1%)
[2]	DRC International Bond	8.750%	4/16/2032	3,000	3,095
[2]	DRC International Bond	9.500%	4/16/2037	3,195	3,329
					6,424
Chile (1.9%)
	Republic of Chile	3.240%	2/6/2028	2,250	2,201
	Republic of Chile	4.850%	1/22/2029	9,120	9,116
	Republic of Chile	2.450%	1/31/2031	7,423	6,652
	Republic of Chile	4.350%	4/13/2031	6,085	5,902
	Republic of Chile	2.550%	1/27/2032	5,818	5,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	2.550%	7/27/2033	11,856	9,965
	Republic of Chile	3.500%	1/31/2034	7,964	7,078
	Republic of Chile	4.950%	1/5/2036	16,667	16,122
	Republic of Chile	5.650%	1/13/2037	8,555	8,669
	Republic of Chile	3.100%	5/7/2041	14,355	10,496
	Republic of Chile	4.340%	3/7/2042	10,744	9,067
	Republic of Chile	3.860%	6/21/2047	4,265	3,190
	Republic of Chile	3.500%	1/25/2050	11,630	7,962
	Republic of Chile	4.000%	1/31/2052	4,447	3,306
	Republic of Chile	3.500%	4/15/2053	8,507	5,672
	Republic of Chile	5.330%	1/5/2054	6,520	5,928
	Republic of Chile	3.100%	1/22/2061	9,443	5,536
	Republic of Chile	3.250%	9/21/2071	4,778	2,806
					124,760
China (0.9%)
	China Government Bond	2.625%	11/2/2027	1,761	1,734
	China Government Bond	4.125%	11/20/2027	4,430	4,439
	China Government Bond	3.500%	10/19/2028	4,992	4,947
[2]	China Government Bond	3.625%	11/13/2028	3,840	3,807
	China Government Bond	3.625%	11/13/2028	5,700	5,651
	China Government Bond	4.250%	11/20/2029	3,500	3,527
	China Government Bond	2.125%	12/3/2029	9,325	8,795
	China Government Bond	1.200%	10/21/2030	12,036	10,698
[2]	China Government Bond	3.750%	11/13/2030	2,550	2,510
	China Government Bond	3.750%	11/13/2030	1,700	1,674
	China Government Bond	1.750%	10/26/2031	7,734	6,904
	China Government Bond	2.750%	12/3/2039	1,875	1,577
	China Government Bond	4.000%	10/19/2048	2,293	2,076
	China Government Bond	2.250%	10/21/2050	1,921	1,242
	China Government Bond	2.500%	10/26/2051	2,475	1,669
					61,250
Colombia (2.1%)
	Republic of Colombia	5.375%	1/21/2029	9,943	9,920
	Republic of Colombia	4.500%	3/15/2029	7,229	7,045
	Republic of Colombia	3.000%	1/30/2030	5,967	5,435
	Republic of Colombia	7.375%	4/25/2030	9,542	10,002
	Republic of Colombia	6.125%	1/21/2031	7,242	7,267
	Republic of Colombia	3.125%	4/15/2031	10,190	8,990
	Republic of Colombia	3.250%	4/22/2032	7,558	6,499
	Republic of Colombia	6.500%	1/21/2033	7,200	7,228
	Republic of Colombia	8.000%	4/20/2033	6,090	6,579
	Republic of Colombia	7.500%	2/2/2034	11,805	12,406
	Republic of Colombia	8.000%	11/14/2035	4,143	4,492
	Republic of Colombia	7.750%	11/7/2036	8,973	9,595
	Republic of Colombia	7.375%	9/18/2037	7,959	8,263
	Republic of Colombia	6.125%	1/18/2041	10,647	9,664
	Republic of Colombia	5.625%	2/26/2044	10,063	8,361
	Republic of Colombia	5.000%	6/15/2045	11,681	8,908
	Republic of Colombia	5.200%	5/15/2049	8,397	6,390
	Republic of Colombia	4.125%	5/15/2051	3,649	2,358
	Republic of Colombia	8.375%	11/7/2054	3,807	4,181
					143,583
Congo (0.1%)
[3]	Congolese International Bond	9.500%	2/17/2035	3,400	3,283
	Congolese International Bond	9.500%	5/26/2036	4,350	4,145
					7,428
Costa Rica (0.5%)
	Republic of Costa Rica	6.125%	2/19/2031	6,358	6,496
[3]	Republic of Costa Rica	6.550%	4/3/2034	7,195	7,531
	Republic of Costa Rica	5.625%	4/30/2043	2,369	2,206
	Republic of Costa Rica	7.000%	4/4/2044	5,040	5,308
	Republic of Costa Rica	7.158%	3/12/2045	6,752	7,176
[3]	Republic of Costa Rica	7.300%	11/13/2054	7,280	7,880
					36,597
Dominican Republic (2.1%)
	Dominican Republic	6.000%	7/19/2028	5,948	6,003
	Dominican Republic	5.500%	2/22/2029	9,013	8,967
	Dominican Republic	4.500%	1/30/2030	9,763	9,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominican Republic	7.050%	2/3/2031	5,942	6,185
	Dominican Republic	4.875%	9/23/2032	15,064	14,113
	Dominican Republic	6.000%	2/22/2033	9,031	8,948
[2]	Dominican Republic	5.750%	3/17/2034	6,103	5,911
	Dominican Republic	5.750%	3/17/2034	250	242
[2]	Dominican Republic	5.875%	10/28/2035	343	331
	Dominican Republic	5.875%	10/28/2035	7,760	7,490
[2]	Dominican Republic	6.600%	6/1/2036	2,700	2,743
	Dominican Republic	6.600%	6/1/2036	950	965
[2]	Dominican Republic	6.950%	3/15/2037	6,555	6,753
	Dominican Republic	6.950%	3/15/2037	3,560	3,667
[2]	Dominican Republic	6.150%	5/17/2038	7,324	7,039
	Dominican Republic	6.150%	5/17/2038	200	192
	Dominican Republic	5.300%	1/21/2041	6,700	5,787
	Dominican Republic	7.450%	4/30/2044	8,272	8,671
	Dominican Republic	6.850%	1/27/2045	9,417	9,266
	Dominican Republic	6.500%	2/15/2048	5,620	5,317
	Dominican Republic	6.400%	6/5/2049	7,253	6,758
[2]	Dominican Republic	7.150%	2/24/2055	3,220	3,277
	Dominican Republic	7.150%	2/24/2055	2,128	2,165
	Dominican Republic	5.875%	1/30/2060	15,413	13,051
					143,191
Ecuador (1.0%)
[3]	Republic of Ecuador	0.000%	7/31/2030	4,013	3,403
	Republic of Ecuador	6.900%	7/31/2030	2,680	2,668
[2]	Republic of Ecuador	8.750%	1/29/2034	11,198	11,099
	Republic of Ecuador	8.750%	1/29/2034	4,400	4,361
	Republic of Ecuador	6.900%	7/31/2035	27,271	24,581
[2]	Republic of Ecuador	9.250%	1/29/2039	9,047	9,020
	Republic of Ecuador	9.250%	1/29/2039	2,650	2,642
[5]	Republic of Ecuador, 6.000% coupon rate effective 7/31/2027	5.500%	7/31/2040	13,718	11,091
					68,865
Egypt (1.9%)
	Arab Republic of Egypt	5.800%	9/30/2027	5,320	5,303
	Arab Republic of Egypt	6.588%	2/21/2028	6,300	6,330
	Arab Republic of Egypt	7.600%	3/1/2029	9,789	10,028
	Arab Republic of Egypt	8.625%	2/4/2030	7,970	8,396
	Arab Republic of Egypt	5.875%	2/16/2031	7,410	7,095
	Arab Republic of Egypt	7.053%	1/15/2032	4,925	4,848
	Arab Republic of Egypt	7.625%	5/29/2032	8,769	8,813
[2]	Arab Republic of Egypt	9.450%	2/4/2033	3,611	3,931
	Arab Republic of Egypt	9.450%	2/4/2033	2,550	2,774
	Arab Republic of Egypt	7.300%	9/30/2033	5,675	5,573
[2]	Arab Republic of Egypt	7.625%	5/20/2034	4,875	4,827
	Arab Republic of Egypt	6.875%	4/30/2040	2,646	2,435
	Arab Republic of Egypt	8.500%	1/31/2047	12,546	11,783
	Arab Republic of Egypt	7.903%	2/21/2048	7,484	6,609
	Arab Republic of Egypt	8.700%	3/1/2049	7,620	7,254
	Arab Republic of Egypt	8.875%	5/29/2050	10,115	9,724
	Arab Republic of Egypt	8.750%	9/30/2051	3,600	3,426
	Arab Republic of Egypt	8.150%	11/20/2059	2,313	2,058
	Arab Republic of Egypt	7.500%	2/16/2061	7,254	6,022
[2]	Egypt Taskeek Co.	6.375%	4/7/2029	2,300	2,323
[2]	Egypt Taskeek Co.	7.950%	10/7/2032	2,464	2,579
	Egyptian Financial Co. for Sovereign Taskeek	6.375%	4/7/2029	1,100	1,110
	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	1,400	1,466
					124,707
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/2029	3,004	3,163
[3]	Republic of El Salvador	9.250%	4/17/2030	4,464	4,780
	Republic of El Salvador	8.250%	4/10/2032	2,633	2,819
	Republic of El Salvador	7.650%	6/15/2035	4,105	4,246
	Republic of El Salvador	7.625%	2/1/2041	2,650	2,674
	Republic of El Salvador	7.125%	1/20/2050	4,160	3,828
	Republic of El Salvador	9.500%	7/15/2052	4,320	4,844
[2,3]	Republic of El Salvador	9.650%	11/21/2054	3,850	4,365
[3]	Republic of El Salvador	9.650%	11/21/2054	850	964
					31,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/2029	2,900	2,833
[3]	Republic of Gabon	6.625%	2/6/2031	4,560	4,031
	Republic of Gabon	7.000%	11/24/2031	2,237	1,973
					8,837
Georgia (0.0%)
[2]	Republic of Georgia	5.125%	1/28/2031	2,360	2,285
Ghana (0.5%)
[3]	Republic of Ghana	0.000%	1/3/2030	1	1
[2,3]	Republic of Ghana	1.500%	1/3/2037	3,545	2,049
[3]	Republic of Ghana	1.500%	1/3/2037	2,200	1,272
[2,5]	Republic of Ghana 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	7,898	7,722
[5]	Republic of Ghana 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	3,061	2,996
[2,5]	Republic of Ghana 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	14,670	13,448
[5]	Republic of Ghana 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	5,791	5,306
					32,794
Guatemala (0.7%)
	Republic of Guatemala	4.875%	2/13/2028	3,288	3,263
	Republic of Guatemala	5.250%	8/10/2029	2,504	2,488
[3]	Republic of Guatemala	4.900%	6/1/2030	2,880	2,826
	Republic of Guatemala	6.050%	8/6/2031	2,851	2,894
	Republic of Guatemala	5.375%	4/24/2032	2,219	2,187
	Republic of Guatemala	7.050%	10/4/2032	2,250	2,392
	Republic of Guatemala	3.700%	10/7/2033	6,219	5,428
	Republic of Guatemala	6.600%	6/13/2036	4,450	4,615
[2]	Republic of Guatemala	6.250%	8/15/2036	3,536	3,583
	Republic of Guatemala	6.250%	8/15/2036	1,800	1,824
	Republic of Guatemala	6.550%	2/6/2037	3,750	3,889
	Republic of Guatemala	4.650%	10/7/2041	2,491	2,097
[3]	Republic of Guatemala	6.125%	6/1/2050	3,391	3,249
[2]	Republic of Guatemala	6.875%	8/15/2055	2,929	3,066
	Republic of Guatemala	6.875%	8/15/2055	800	837
					44,638
Honduras (0.2%)
[2]	Republic of Honduras	6.400%	7/29/2036	4,100	4,093
	Republic of Honduras	5.625%	6/24/2030	2,953	2,926
[2]	Republic of Honduras	8.625%	11/27/2034	2,540	2,899
	Republic of Honduras	8.625%	11/27/2034	1,929	2,201
					12,119
Hungary (1.5%)
	Republic of Hungary	6.125%	5/22/2028	11,129	11,342
	Republic of Hungary	5.250%	6/16/2029	8,425	8,463
[2]	Republic of Hungary	5.375%	9/26/2030	3,263	3,287
	Republic of Hungary	5.375%	9/26/2030	4,000	4,027
	Republic of Hungary	2.125%	9/22/2031	11,189	9,598
	Republic of Hungary	6.250%	9/22/2032	9,080	9,463
	Republic of Hungary	5.500%	6/16/2034	6,255	6,216
[2]	Republic of Hungary	6.000%	9/26/2035	530	539
	Republic of Hungary	6.000%	9/26/2035	5,167	5,250
	Republic of Hungary	5.500%	3/26/2036	11,500	11,260
	Republic of Hungary	7.625%	3/29/2041	8,392	9,653
	Republic of Hungary	3.125%	9/21/2051	8,574	5,173
	Republic of Hungary	6.750%	9/25/2052	6,939	7,202
[2]	Republic of Hungary	6.750%	9/23/2055	3,780	3,903
	Republic of Hungary	6.750%	9/23/2055	3,500	3,609
					98,985
Indonesia (5.2%)
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/2028	8,593	8,589
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/2028	5,531	5,628
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	5,891	5,871
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	4,501	4,553
[2]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	3,675	3,677
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,300	1,301
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/2030	4,785	4,410
[2]	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	2,555	2,515
	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	3,200	3,149
[2]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	3,946	3,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	3,150	3,095
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/2031	4,397	3,915
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/2032	7,307	7,119
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/2033	4,250	4,273
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/2034	6,141	5,994
[2]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,475	2,423
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,000	1,958
[2]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	503	490
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	5,721	5,575
	Perusahaan Penerbit SBSN Indonesia III	5.000%	12/1/2035	2,700	2,591
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/2050	4,600	3,204
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	3,800	2,490
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	2,700	2,467
[2]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	3,065	2,857
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	300	280
	Republic of Indonesia	4.150%	9/20/2027	2,075	2,075
	Republic of Indonesia	3.500%	1/11/2028	7,901	7,801
	Republic of Indonesia	4.550%	1/11/2028	5,702	5,710
	Republic of Indonesia	4.100%	4/24/2028	5,209	5,177
	Republic of Indonesia	4.750%	2/11/2029	6,908	6,923
	Republic of Indonesia	4.400%	3/10/2029	2,420	2,398
	Republic of Indonesia	3.400%	9/18/2029	3,420	3,294
	Republic of Indonesia	5.250%	1/15/2030	5,100	5,126
	Republic of Indonesia	2.850%	2/14/2030	5,519	5,124
	Republic of Indonesia	3.850%	10/15/2030	7,925	7,561
	Republic of Indonesia	4.350%	2/21/2031	5,120	4,976
	Republic of Indonesia	1.850%	3/12/2031	6,077	5,269
	Republic of Indonesia	4.300%	4/16/2031	3,304	3,195
	Republic of Indonesia	5.030%	5/29/2031	2,860	2,842
	Republic of Indonesia	2.150%	7/28/2031	5,475	4,746
	Republic of Indonesia	3.550%	3/31/2032	4,740	4,342
	Republic of Indonesia	4.650%	9/20/2032	7,107	6,870
	Republic of Indonesia	4.850%	1/11/2033	6,155	5,960
	Republic of Indonesia	4.700%	2/10/2034	3,887	3,715
	Republic of Indonesia	4.750%	9/10/2034	5,600	5,295
	Republic of Indonesia	5.600%	1/15/2035	5,285	5,271
	Republic of Indonesia	8.500%	10/12/2035	7,625	9,112
	Republic of Indonesia	4.950%	2/21/2036	6,340	5,982
	Republic of Indonesia	4.900%	4/16/2036	7,784	7,320
	Republic of Indonesia	5.690%	5/29/2036	2,936	2,925
	Republic of Indonesia	6.625%	2/17/2037	7,887	8,329
	Republic of Indonesia	7.750%	1/17/2038	9,638	11,060
	Republic of Indonesia	5.250%	1/17/2042	10,291	9,448
	Republic of Indonesia	4.625%	4/15/2043	8,010	6,697
	Republic of Indonesia	6.750%	1/15/2044	10,276	10,805
	Republic of Indonesia	5.125%	1/15/2045	10,906	9,610
	Republic of Indonesia	5.950%	1/8/2046	5,966	5,761
	Republic of Indonesia	5.250%	1/8/2047	7,850	6,991
	Republic of Indonesia	4.750%	7/18/2047	5,050	4,169
	Republic of Indonesia	4.350%	1/11/2048	7,795	5,994
	Republic of Indonesia	5.350%	2/11/2049	5,558	4,997
	Republic of Indonesia	3.700%	10/30/2049	4,705	3,196
	Republic of Indonesia	3.500%	2/14/2050	3,625	2,383
	Republic of Indonesia	4.200%	10/15/2050	9,018	6,634
	Republic of Indonesia	3.050%	3/12/2051	10,095	6,005
	Republic of Indonesia	4.300%	3/31/2052	4,233	3,146
	Republic of Indonesia	5.450%	9/20/2052	2,115	1,898
	Republic of Indonesia	5.650%	1/11/2053	3,730	3,445
	Republic of Indonesia	5.100%	2/10/2054	4,125	3,536
	Republic of Indonesia	5.150%	9/10/2054	3,025	2,598
	Republic of Indonesia	5.475%	2/21/2056	1,251	1,149
	Republic of Indonesia	3.200%	9/23/2061	3,564	2,013
	Republic of Indonesia	4.450%	4/15/2070	4,685	3,406
	Republic of Indonesia	3.350%	3/12/2071	3,850	2,160
					346,740
Iraq (0.0%)
[3]	Republic of Iraq	5.800%	1/15/2028	2,523	2,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ivory Coast (0.6%)
[3]	Republic of Cote d'Ivoire	6.375%	3/3/2028	2,350	2,370
[3]	Republic of Cote d'Ivoire	7.625%	1/30/2033	5,248	5,495
[3]	Republic of Cote d'Ivoire	6.125%	6/15/2033	6,048	5,866
[3]	Republic of Cote d'Ivoire	6.125%	6/15/2033	200	194
[2,3]	Republic of Cote d'Ivoire	8.075%	4/1/2036	7,387	7,877
[3]	Republic of Cote d'Ivoire	8.075%	4/1/2036	1,137	1,212
[3]	Republic of Cote d'Ivoire	8.250%	1/30/2037	8,075	8,702
[2,3]	Republic of Cote d'Ivoire	6.750%	2/25/2041	5,820	5,479
[3]	Republic of Cote d'Ivoire	6.750%	2/25/2041	500	470
					37,665
Jamaica (0.3%)
[3]	Jamaica	6.750%	4/28/2028	4,239	4,340
[3]	Jamaica	8.000%	3/15/2039	6,762	7,945
	Jamaica	7.875%	7/28/2045	8,505	9,920
					22,205
Jordan (0.4%)
	Kingdom of Jordan	7.750%	1/15/2028	1,960	2,013
	Kingdom of Jordan	7.500%	1/13/2029	6,214	6,424
	Kingdom of Jordan	5.850%	7/7/2030	5,879	5,877
[2]	Kingdom of Jordan	5.750%	11/12/2032	4,000	3,891
	Kingdom of Jordan	5.750%	11/12/2032	1,400	1,360
	Kingdom of Jordan	7.375%	10/10/2047	4,482	4,307
					23,872
Kazakhstan (0.6%)
[2]	Republic of Kazakhstan	4.412%	10/28/2030	5,590	5,466
	Republic of Kazakhstan	4.412%	10/28/2030	2,600	2,538
[2]	Republic of Kazakhstan	5.000%	7/1/2032	4,272	4,219
	Republic of Kazakhstan	5.000%	7/1/2032	2,650	2,610
	Republic of Kazakhstan	4.714%	4/9/2035	7,772	7,398
[2]	Republic of Kazakhstan	5.500%	7/1/2037	5,050	5,020
	Republic of Kazakhstan	5.500%	7/1/2037	800	793
	Republic of Kazakhstan	4.875%	10/14/2044	2,950	2,591
	Republic of Kazakhstan	4.875%	10/14/2044	1,650	1,449
	Republic of Kazakhstan	6.500%	7/21/2045	6,920	7,216
					39,300
Kenya (0.7%)
	Republic of Kenya	9.750%	2/16/2031	7,419	7,886
	Republic of Kenya	8.000%	5/22/2032	4,446	4,455
[2]	Republic of Kenya	7.875%	10/9/2033	2,707	2,650
	Republic of Kenya	7.875%	10/9/2033	2,400	2,345
	Republic of Kenya	6.300%	1/23/2034	4,406	3,900
[2]	Republic of Kenya	7.875%	2/26/2034	2,366	2,286
[2]	Republic of Kenya	9.500%	3/5/2036	6,279	6,476
	Republic of Kenya	9.500%	3/5/2036	2,950	3,049
[2]	Republic of Kenya	8.800%	10/9/2038	2,754	2,679
	Republic of Kenya	8.800%	10/9/2038	1,200	1,166
[2]	Republic of Kenya	8.700%	2/26/2039	6,139	5,904
	Republic of Kenya	8.250%	2/28/2048	4,686	4,354
					47,150
Kuwait (1.3%)
[2]	Kuwait	4.016%	10/9/2028	11,775	11,535
	Kuwait	4.016%	10/9/2028	4,300	4,213
[2]	Kuwait	5.039%	7/29/2029	15,300	15,309
[2]	Kuwait	4.136%	10/9/2030	13,400	12,887
	Kuwait	4.136%	10/9/2030	1,600	1,538
[2]	Kuwait	5.157%	7/29/2031	7,327	7,316
[2]	Kuwait	4.652%	10/9/2035	19,973	18,785
	Kuwait	4.652%	10/9/2035	5,200	4,882
[2]	Kuwait	5.509%	7/29/2036	7,347	7,319
					83,784
Kyrgyzstan (0.1%)
[2]	Kyrgyz Republic International Bond	7.750%	6/3/2030	2,800	2,827
	Kyrgyz Republic International Bond	7.750%	6/3/2030	600	607
					3,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lebanon (0.1%)
[6]	Lebanon Republic	6.750%	11/29/2027	4,984	1,363
[6]	Lebanon Republic	6.650%	11/3/2028	4,855	1,321
[6]	Lebanon Republic	6.850%	5/25/2029	4,620	1,263
[6]	Lebanon Republic	6.650%	2/26/2030	6,985	1,902
[6]	Lebanon Republic	7.000%	3/23/2032	5,080	1,403
[6]	Lebanon Republic	7.050%	11/2/2035	2,865	798
[6]	Lebanon Republic	7.250%	3/23/2037	3,630	1,015
					9,065
Malaysia (0.1%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/2045	2,258	1,921
	Malaysia Sukuk Global Bhd.	4.080%	4/27/2046	2,300	1,905
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/2031	3,925	3,514
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/2051	3,186	2,140
					9,480
Mexico (7.7%)
[2]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	31,418	31,371
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	27,685	27,643
	United Mexican States	4.500%	4/22/2029	13,481	13,331
	United Mexican States	5.000%	5/7/2029	3,951	3,944
	United Mexican States	3.250%	4/16/2030	9,909	9,233
	United Mexican States	6.000%	5/13/2030	8,467	8,675
	United Mexican States	4.750%	3/22/2031	7,980	7,756
	United Mexican States	2.659%	5/24/2031	15,346	13,517
	United Mexican States	8.300%	8/15/2031	6,592	7,602
	United Mexican States	4.750%	4/27/2032	12,440	11,829
	United Mexican States	5.850%	7/2/2032	19,256	19,300
	United Mexican States	5.375%	3/22/2033	20,409	19,703
	United Mexican States	7.500%	4/8/2033	2,519	2,796
	United Mexican States	4.875%	5/19/2033	11,651	10,916
	United Mexican States	5.625%	2/9/2034	15,710	15,193
	United Mexican States	3.500%	2/12/2034	14,899	12,516
	United Mexican States	6.750%	9/27/2034	6,486	6,719
	United Mexican States	6.350%	2/9/2035	14,977	15,044
	United Mexican States	5.625%	9/22/2035	11,086	10,573
	United Mexican States	6.000%	5/7/2036	18,739	18,273
	United Mexican States	6.875%	5/13/2037	20,300	20,805
	United Mexican States	6.250%	8/27/2037	23,640	23,080
	United Mexican States	6.625%	1/29/2038	13,871	13,844
	United Mexican States	6.125%	2/9/2038	19,299	18,496
	United Mexican States	6.050%	1/11/2040	14,133	13,325
	United Mexican States	4.280%	8/14/2041	11,787	8,957
	United Mexican States	4.750%	3/8/2044	18,752	14,521
	United Mexican States	5.550%	1/21/2045	14,404	12,558
	United Mexican States	4.600%	1/23/2046	11,205	8,297
	United Mexican States	4.350%	1/15/2047	6,431	4,524
	United Mexican States	4.600%	2/10/2048	8,865	6,403
	United Mexican States	4.500%	1/31/2050	10,052	7,079
	United Mexican States	5.000%	4/27/2051	12,897	9,689
	United Mexican States	4.400%	2/12/2052	11,523	7,833
	United Mexican States	6.338%	5/4/2053	14,713	13,118
	United Mexican States	6.400%	5/7/2054	12,464	11,166
	United Mexican States	7.375%	5/13/2055	10,837	10,962
	United Mexican States	6.750%	2/9/2056	19,060	17,784
	United Mexican States	3.771%	5/24/2061	15,415	8,755
	United Mexican States	3.750%	4/19/2071	15,641	8,439
	United Mexican States	5.750%	10/12/2110	12,490	9,670
					515,239
Mongolia (0.1%)
[2]	Mongolia	6.625%	2/25/2030	1,750	1,789
	Mongolia	6.625%	2/25/2030	1,050	1,073
	Mongolia	4.450%	7/7/2031	3,780	3,504
[2]	Mongolia Government International Bonds	5.950%	3/9/2032	960	952
					7,318
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/2031	3,750	3,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morocco (0.4%)
	Kingdom of Morocco	2.375%	12/15/2027	3,598	3,471
	Kingdom of Morocco	5.950%	3/8/2028	6,471	6,543
	Kingdom of Morocco	3.000%	12/15/2032	4,825	4,143
	Kingdom of Morocco	6.500%	9/8/2033	6,300	6,573
	Kingdom of Morocco	5.500%	12/11/2042	3,530	3,242
	Kingdom of Morocco	4.000%	12/15/2050	6,397	4,398
					28,370
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/2031	4,385	3,978
Nigeria (1.5%)
	Republic of Nigeria	6.500%	11/28/2027	6,320	6,366
	Republic of Nigeria	6.125%	9/28/2028	6,627	6,638
	Republic of Nigeria	8.375%	3/24/2029	6,190	6,526
	Republic of Nigeria	7.143%	2/23/2030	6,281	6,417
	Republic of Nigeria	8.747%	1/21/2031	5,281	5,685
[2]	Republic of Nigeria	9.625%	6/9/2031	127	142
	Republic of Nigeria	9.625%	6/9/2031	3,572	3,990
	Republic of Nigeria	7.875%	2/16/2032	7,200	7,554
	Republic of Nigeria	7.375%	9/28/2033	5,780	5,909
[2]	Republic of Nigeria	10.375%	12/9/2034	4,050	4,837
	Republic of Nigeria	10.375%	12/9/2034	5,200	6,199
[2]	Republic of Nigeria	8.631%	1/13/2036	3,966	4,319
	Republic of Nigeria	8.631%	1/13/2036	2,700	2,931
	Republic of Nigeria	7.696%	2/23/2038	6,067	6,178
[2]	Republic of Nigeria	9.130%	1/13/2046	4,974	5,509
	Republic of Nigeria	9.130%	1/13/2046	1,350	1,489
	Republic of Nigeria	7.625%	11/28/2047	7,092	6,910
	Republic of Nigeria	9.248%	1/21/2049	3,555	3,991
	Republic of Nigeria	8.250%	9/28/2051	5,366	5,443
					97,033
Oman (1.3%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/2030	8,692	8,607
[2]	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	2,050	1,984
	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	3,000	2,901
	Sultanate of Oman	6.750%	10/28/2027	6,310	6,438
	Sultanate of Oman	5.625%	1/17/2028	13,187	13,276
	Sultanate of Oman	6.000%	8/1/2029	10,722	10,962
	Sultanate of Oman	6.250%	1/25/2031	8,375	8,690
	Sultanate of Oman	7.375%	10/28/2032	4,548	5,041
	Sultanate of Oman	6.500%	3/8/2047	9,965	10,127
	Sultanate of Oman	6.750%	1/17/2048	13,730	14,302
	Sultanate of Oman	7.000%	1/25/2051	4,900	5,298
					87,626
Pakistan (0.3%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	7,428	7,481
	Islamic Republic of Pakistan	7.375%	4/8/2031	7,145	7,021
	Islamic Republic of Pakistan	8.875%	4/8/2051	3,798	3,743
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	4,914	4,998
					23,243
Panama (2.0%)
	Republic of Panama	8.875%	9/30/2027	3,680	3,846
	Republic of Panama	3.875%	3/17/2028	10,055	9,856
	Republic of Panama	9.375%	4/1/2029	250	276
	Republic of Panama	3.160%	1/23/2030	7,533	7,035
	Republic of Panama	7.500%	3/1/2031	700	759
	Republic of Panama	2.252%	9/29/2032	13,806	11,405
	Republic of Panama	3.298%	1/19/2033	4,587	3,994
[3]	Republic of Panama	5.227%	2/23/2034	6,466	6,245
	Republic of Panama	6.400%	2/14/2035	14,504	15,000
[3]	Republic of Panama	6.700%	1/26/2036	10,730	11,274
	Republic of Panama	6.875%	1/31/2036	5,150	5,484
[3]	Republic of Panama	5.662%	2/23/2038	6,128	5,942
	Republic of Panama	8.000%	3/1/2038	5,709	6,532
[3]	Republic of Panama	4.500%	5/15/2047	3,191	2,512
[3]	Republic of Panama	4.500%	4/16/2050	10,770	8,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Panama	4.300%	4/29/2053	7,175	5,219
	Republic of Panama	6.853%	3/28/2054	7,460	7,676
	Republic of Panama	4.500%	4/1/2056	10,149	7,465
	Republic of Panama	7.875%	3/1/2057	4,608	5,353
[3]	Republic of Panama	3.870%	7/23/2060	11,807	7,665
	Republic of Panama	4.500%	1/19/2063	7,088	5,131
					136,868
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/2028	2,200	2,295
Paraguay (0.5%)
[3]	Republic of Paraguay	4.950%	4/28/2031	4,634	4,583
	Republic of Paraguay	2.739%	1/29/2033	2,901	2,523
	Republic of Paraguay	3.849%	6/28/2033	2,059	1,882
	Republic of Paraguay	5.850%	8/21/2033	2,832	2,873
[3]	Republic of Paraguay	6.000%	2/9/2036	2,430	2,483
	Republic of Paraguay	6.100%	8/11/2044	4,910	4,814
	Republic of Paraguay	5.600%	3/13/2048	2,587	2,342
[3]	Republic of Paraguay	5.400%	3/30/2050	5,760	5,052
[2]	Republic of Paraguay	6.650%	3/4/2055	3,608	3,689
	Republic of Paraguay	6.650%	3/4/2055	800	818
					31,059
Peru (1.6%)
	Republic of Peru	2.783%	1/23/2031	14,194	12,991
	Republic of Peru	1.862%	12/1/2032	5,200	4,257
	Republic of Peru	8.750%	11/21/2033	11,402	13,613
	Republic of Peru	3.000%	1/15/2034	12,989	11,004
	Republic of Peru	5.375%	2/8/2035	6,940	6,860
	Republic of Peru	5.500%	3/30/2036	2,214	2,189
[3]	Republic of Peru	6.550%	3/14/2037	7,477	7,950
	Republic of Peru	3.300%	3/11/2041	6,306	4,747
	Republic of Peru	5.625%	11/18/2050	12,440	11,586
	Republic of Peru	3.550%	3/10/2051	8,461	5,645
	Republic of Peru	5.875%	8/8/2054	7,587	7,167
	Republic of Peru	6.200%	6/30/2055	6,622	6,541
	Republic of Peru	2.780%	12/1/2060	9,934	5,103
	Republic of Peru	3.600%	1/15/2072	4,684	2,836
	Republic of Peru	3.230%	7/28/2121	5,226	2,699
					105,188
Philippines (3.1%)
	Republic of Philippines	5.170%	10/13/2027	2,420	2,441
	Republic of Philippines	3.000%	2/1/2028	9,747	9,527
	Republic of Philippines	4.625%	7/17/2028	2,470	2,470
	Republic of Philippines	3.750%	1/14/2029	6,678	6,548
	Republic of Philippines	9.500%	2/2/2030	10,287	11,774
	Republic of Philippines	4.375%	3/5/2030	1,900	1,868
	Republic of Philippines	2.457%	5/5/2030	4,618	4,223
	Republic of Philippines	7.750%	1/14/2031	9,245	10,263
	Republic of Philippines	1.648%	6/10/2031	6,510	5,581
	Republic of Philippines	4.250%	7/27/2031	1,989	1,929
	Republic of Philippines	4.625%	12/24/2031	3,000	2,941
	Republic of Philippines	1.950%	1/6/2032	2,987	2,546
	Republic of Philippines	6.375%	1/15/2032	6,205	6,573
	Republic of Philippines	3.556%	9/29/2032	3,225	2,952
	Republic of Philippines	5.609%	4/13/2033	3,330	3,379
	Republic of Philippines	5.000%	7/17/2033	5,851	5,732
	Republic of Philippines	5.250%	5/14/2034	5,100	5,009
	Republic of Philippines	6.375%	10/23/2034	9,484	10,021
	Republic of Philippines	5.500%	2/4/2035	6,089	6,070
	Republic of Philippines	4.750%	3/5/2035	5,045	4,776
	Republic of Philippines	5.000%	1/27/2036	8,002	7,648
	Republic of Philippines	5.325%	6/24/2036	8,270	8,097
	Republic of Philippines	5.000%	1/13/2037	6,731	6,376
	Republic of Philippines	3.950%	1/20/2040	9,725	8,010
	Republic of Philippines	3.700%	3/1/2041	9,711	7,580
	Republic of Philippines	3.700%	2/2/2042	9,531	7,294
	Republic of Philippines	2.950%	5/5/2045	5,995	3,842
	Republic of Philippines	2.650%	12/10/2045	6,971	4,197
	Republic of Philippines	3.200%	7/6/2046	11,161	7,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	4.200%	3/29/2047	4,550	3,488
	Republic of Philippines	5.950%	10/13/2047	3,825	3,708
	Republic of Philippines	5.500%	1/17/2048	7,125	6,518
	Republic of Philippines	5.600%	5/14/2049	5,110	4,720
	Republic of Philippines	5.175%	9/5/2049	4,700	4,098
	Republic of Philippines	5.900%	2/4/2050	5,204	5,001
	Republic of Philippines	5.750%	1/27/2051	5,255	4,958
	ROP Sukuk Trust	5.045%	6/6/2029	6,370	6,389
					205,855
Poland (2.4%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	8,815	8,821
[2]	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	6,700	6,824
	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	1,400	1,427
[2]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	6,575	6,436
	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	2,510	2,453
	Republic of Poland	5.500%	11/16/2027	7,242	7,317
	Republic of Poland	4.625%	3/18/2029	7,295	7,304
	Republic of Poland	4.875%	2/12/2030	13,841	13,927
	Republic of Poland	4.625%	4/14/2031	5,115	5,076
	Republic of Poland	5.750%	11/16/2032	7,672	7,917
	Republic of Poland	4.875%	10/4/2033	12,236	11,975
	Republic of Poland	5.125%	9/18/2034	14,776	14,580
	Republic of Poland	5.375%	2/12/2035	13,610	13,577
	Republic of Poland	5.375%	4/14/2036	12,265	12,092
	Republic of Poland	5.500%	4/4/2053	12,570	11,293
	Republic of Poland	5.500%	3/18/2054	17,418	15,580
	Republic of Poland	6.125%	4/14/2056	12,526	12,049
					158,648
Qatar (3.1%)
[2]	Global Sukuk Ventures	4.250%	11/10/2035	9,833	9,348
	Global Sukuk Ventures	4.250%	11/10/2035	8,279	7,862
	State of Qatar	4.500%	2/27/2028	4,961	4,946
	State of Qatar	4.500%	4/23/2028	21,105	21,047
[2]	State of Qatar	3.625%	11/10/2028	4,100	3,999
	State of Qatar	3.625%	11/10/2028	950	927
	State of Qatar	4.000%	3/14/2029	19,900	19,489
	State of Qatar	4.625%	5/29/2029	4,907	4,886
	State of Qatar	3.750%	4/16/2030	18,374	17,689
[2]	State of Qatar	9.750%	6/15/2030	6,960	8,116
	State of Qatar	4.750%	5/29/2034	7,457	7,378
[2]	State of Qatar	4.875%	2/27/2035	6,500	6,436
	State of Qatar	4.875%	2/27/2035	2,300	2,276
[2]	State of Qatar	6.400%	1/20/2040	5,439	5,853
[2]	State of Qatar	5.750%	1/20/2042	4,650	4,692
	State of Qatar	4.625%	6/2/2046	10,001	8,508
	State of Qatar	5.103%	4/23/2048	29,468	26,546
	State of Qatar	4.817%	3/14/2049	29,313	25,370
	State of Qatar	4.400%	4/16/2050	25,355	20,445
					205,813
Romania (1.9%)
	Romania	5.250%	11/25/2027	4,456	4,462
	Romania	6.625%	2/17/2028	9,384	9,553
	Romania	5.875%	1/30/2029	9,596	9,658
[2]	Romania	5.750%	9/16/2030	2,562	2,562
	Romania	5.750%	9/16/2030	7,500	7,491
	Romania	3.000%	2/14/2031	6,318	5,615
	Romania	3.625%	3/27/2032	5,688	5,062
	Romania	7.125%	1/17/2033	8,292	8,711
	Romania	6.375%	1/30/2034	9,378	9,376
	Romania	6.000%	5/25/2034	6,274	6,140
[2]	Romania	5.750%	3/24/2035	7,626	7,278
	Romania	5.750%	3/24/2035	1,678	1,600
[2]	Romania	6.625%	5/16/2036	5,890	5,926
	Romania	6.625%	5/16/2036	4,376	4,395
[2]	Romania	5.750%	7/4/2036	8,180	7,708
	Romania	5.750%	7/4/2036	1,450	1,364
[2]	Romania	7.500%	2/10/2037	4,500	4,793
	Romania	7.500%	2/10/2037	510	542
	Romania	6.125%	1/22/2044	4,904	4,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romania	5.125%	6/15/2048	6,366	5,035
	Romania	4.000%	2/14/2051	10,504	6,817
	Romania	7.625%	1/17/2053	5,416	5,719
					124,364
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/2031	2,910	2,797
Saudi Arabia (8.0%)
	Kingdom of Saudi Arabia	5.125%	1/13/2028	24,964	25,061
	Kingdom of Saudi Arabia	4.750%	1/18/2028	15,527	15,509
	Kingdom of Saudi Arabia	3.625%	3/4/2028	24,566	24,104
[2]	Kingdom of Saudi Arabia	4.125%	1/12/2029	9,600	9,422
	Kingdom of Saudi Arabia	4.125%	1/12/2029	2,400	2,355
	Kingdom of Saudi Arabia	4.375%	4/16/2029	18,245	17,968
	Kingdom of Saudi Arabia	4.750%	1/16/2030	18,919	18,741
	Kingdom of Saudi Arabia	4.500%	4/17/2030	14,075	13,810
	Kingdom of Saudi Arabia	3.250%	10/22/2030	7,674	7,144
[2]	Kingdom of Saudi Arabia	4.375%	1/12/2031	11,630	11,287
	Kingdom of Saudi Arabia	4.375%	1/12/2031	2,200	2,135
	Kingdom of Saudi Arabia	5.375%	1/13/2031	14,902	15,046
	Kingdom of Saudi Arabia	2.750%	2/3/2032	4,838	4,281
	Kingdom of Saudi Arabia	5.500%	10/25/2032	14,811	15,009
	Kingdom of Saudi Arabia	2.250%	2/2/2033	13,563	11,344
	Kingdom of Saudi Arabia	4.875%	7/18/2033	17,553	17,136
	Kingdom of Saudi Arabia	5.000%	1/16/2034	20,332	19,954
	Kingdom of Saudi Arabia	5.625%	1/13/2035	19,730	19,993
[2]	Kingdom of Saudi Arabia	4.875%	1/12/2036	12,262	11,725
	Kingdom of Saudi Arabia	4.875%	1/12/2036	2,100	2,009
	Kingdom of Saudi Arabia	4.500%	10/26/2046	32,128	25,306
	Kingdom of Saudi Arabia	4.625%	10/4/2047	22,649	17,964
	Kingdom of Saudi Arabia	5.000%	4/17/2049	17,882	14,893
	Kingdom of Saudi Arabia	5.250%	1/16/2050	16,492	14,245
	Kingdom of Saudi Arabia	3.250%	11/17/2051	6,040	3,689
	Kingdom of Saudi Arabia	5.000%	1/18/2053	17,293	14,110
	Kingdom of Saudi Arabia	5.750%	1/16/2054	22,599	20,696
	Kingdom of Saudi Arabia	3.750%	1/21/2055	12,330	8,055
[2]	Kingdom of Saudi Arabia	5.875%	1/12/2056	13,300	12,214
	Kingdom of Saudi Arabia	5.875%	1/12/2056	4,950	4,541
	Kingdom of Saudi Arabia	4.500%	4/22/2060	15,050	11,037
	Kingdom of Saudi Arabia	3.450%	2/2/2061	10,218	6,030
	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	11,105	10,782
[2]	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	1,600	1,539
	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	13,269	12,767
	KSA Sukuk Ltd.	5.268%	10/25/2028	12,505	12,617
	KSA Sukuk Ltd.	4.303%	1/19/2029	10,076	9,928
	KSA Sukuk Ltd.	4.274%	5/22/2029	14,727	14,440
	KSA Sukuk Ltd.	2.969%	10/29/2029	13,095	12,313
	KSA Sukuk Ltd.	5.250%	6/4/2030	7,748	7,803
	KSA Sukuk Ltd.	2.250%	5/17/2031	9,487	8,353
	KSA Sukuk Ltd.	4.511%	5/22/2033	13,810	13,264
	KSA Sukuk Ltd.	5.250%	6/4/2034	11,100	11,037
					531,656
Senegal (0.1%)
[3]	Republic of Senegal	7.750%	6/10/2031	5,653	3,036
[3]	Republic of Senegal	6.250%	5/23/2033	5,375	2,818
[3]	Republic of Senegal	6.750%	3/13/2048	4,650	2,377
					8,231
Serbia (0.4%)
	Republic of Serbia	6.250%	5/26/2028	3,725	3,785
	Republic of Serbia	2.125%	12/1/2030	5,840	5,071
	Republic of Serbia	6.500%	9/26/2033	5,540	5,730
[2]	Republic of Serbia	6.000%	6/12/2034	5,515	5,518
	Republic of Serbia	6.000%	6/12/2034	1,325	1,326
[2]	Republic of Serbia	5.500%	5/6/2036	6,150	5,878
					27,308
South Africa (1.7%)
	Republic of South Africa	4.850%	9/27/2027	4,278	4,275
	Republic of South Africa	4.300%	10/12/2028	11,025	10,859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of South Africa	4.850%	9/30/2029	10,559	10,423
	Republic of South Africa	5.875%	6/22/2030	6,649	6,748
	Republic of South Africa	5.875%	4/20/2032	5,700	5,773
[2]	Republic of South Africa	7.100%	11/19/2036	8,565	8,970
	Republic of South Africa	7.100%	11/19/2036	2,190	2,292
[2]	Republic of South Africa	6.125%	12/11/2037	5,456	5,230
	Republic of South Africa	6.125%	12/11/2037	3,600	3,441
	Republic of South Africa	6.250%	3/8/2041	3,193	2,987
	Republic of South Africa	5.375%	7/24/2044	5,500	4,502
	Republic of South Africa	5.000%	10/12/2046	5,039	3,796
	Republic of South Africa	5.650%	9/27/2047	7,643	6,228
	Republic of South Africa	6.300%	6/22/2048	2,872	2,537
	Republic of South Africa	5.750%	9/30/2049	15,000	12,179
	Republic of South Africa	7.300%	4/20/2052	7,894	7,656
[2]	Republic of South Africa	7.950%	11/19/2054	5,850	6,068
	Republic of South Africa	7.950%	11/19/2054	1,057	1,096
[2]	Republic of South Africa	7.250%	12/11/2055	7,840	7,490
	Republic of South Africa	7.250%	12/11/2055	800	763
					113,313
Sri Lanka (0.6%)
[3]	Republic of Sri Lanka	4.000%	4/15/2028	4,638	4,461
[5]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	5,406	5,492
[5]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	10,694	10,151
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/2027	3.600%	5/15/2036	4,983	5,006
[5]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	9,954	10,044
[5]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	7,226	5,943
					41,097
Suriname (0.1%)
[2]	Republic of Suriname	7.700%	11/6/2030	2,531	2,599
[2]	Republic of Suriname	8.500%	11/6/2035	5,742	6,184
	Republic of Suriname International	8.500%	11/6/2035	900	969
					9,752
Trinidad & Tobago (0.3%)
	Republic of Trinidad & Tobago	4.500%	6/26/2030	2,030	1,944
	Republic of Trinidad & Tobago	5.950%	1/14/2031	3,274	3,272
	Republic of Trinidad & Tobago	6.400%	6/26/2034	3,762	3,798
[2]	Republic of Trinidad & Tobago	6.500%	1/28/2036	4,710	4,755
[2]	Republic of Trinidad & Tobago	6.200%	7/16/2038	4,230	4,155
					17,924
Turkiye (6.0%)
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/2029	12,764	13,439
[2]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	8,400	8,410
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	4,025	4,032
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	12,755	12,828
[2]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	11,700	11,648
	Republic of Turkiye	8.600%	9/24/2027	9,750	10,057
	Republic of Turkiye	9.875%	1/15/2028	17,502	18,470
	Republic of Turkiye	5.125%	2/17/2028	9,925	9,790
	Republic of Turkiye	6.125%	10/24/2028	13,578	13,602
	Republic of Turkiye	9.375%	3/14/2029	11,422	12,285
	Republic of Turkiye	7.625%	4/26/2029	15,185	15,707
	Republic of Turkiye	11.875%	1/15/2030	7,161	8,387
	Republic of Turkiye	5.250%	3/13/2030	10,069	9,661
	Republic of Turkiye	9.125%	7/13/2030	12,443	13,484
	Republic of Turkiye	5.950%	1/15/2031	11,395	11,064
	Republic of Turkiye	6.375%	5/22/2031	10,110	9,919
	Republic of Turkiye	5.875%	6/26/2031	9,166	8,823
	Republic of Turkiye	7.125%	2/12/2032	12,441	12,513
	Republic of Turkiye	7.250%	5/29/2032	10,275	10,373
	Republic of Turkiye	7.125%	7/17/2032	8,588	8,631
	Republic of Turkiye	9.375%	1/19/2033	13,325	14,872
	Republic of Turkiye	6.300%	3/14/2033	10,256	9,842
	Republic of Turkiye	6.500%	9/20/2033	7,600	7,344
	Republic of Turkiye	8.000%	2/14/2034	6,919	7,316
	Republic of Turkiye	7.625%	5/15/2034	15,125	15,526
	Republic of Turkiye	6.500%	1/3/2035	17,713	16,922
	Republic of Turkiye	6.950%	9/16/2035	10,257	10,018
	Republic of Turkiye	6.875%	3/17/2036	13,129	12,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkiye	6.800%	11/4/2036	11,777	11,325
	Republic of Turkiye	6.875%	1/14/2038	8,026	7,657
	Republic of Turkiye	7.250%	3/5/2038	4,595	4,615
	Republic of Turkiye	6.750%	5/30/2040	9,891	9,266
	Republic of Turkiye	6.000%	1/14/2041	14,778	12,631
	Republic of Turkiye	4.875%	4/16/2043	14,990	10,873
	Republic of Turkiye	6.625%	2/17/2045	15,170	13,297
	Republic of Turkiye	5.750%	5/11/2047	16,934	13,151
					400,529
Ukraine (1.0%)
[5]	Ukraine 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,795	2,043
[5]	Ukraine 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2034	10,071	5,732
[2,5]	Ukraine 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	5,191	3,101
[5]	Ukraine 3.000% coupon rate effective 2/1/2027	7.750%	2/1/2035	2,830	1,689
[2,5]	Ukraine 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	2,830	1,691
[5]	Ukraine 3.000% coupon rate effective 2/1/2027	7.750%	2/1/2036	3,980	2,372
[2,5]	Ukraine 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	16,413	13,638
[5]	Ukraine 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	1,410	1,170
[5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2029	5,719	4,864
[5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	15,452	10,757
[2,5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	10,309	7,083
[5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	4,435	3,043
[2,5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	8,413	5,727
[5]	Ukraine 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	3,860	2,624
					65,534
United Arab Emirates (4.6%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/2029	7,880	7,886
	Dubai DOF Sukuk Ltd.	2.763%	9/9/2030	6,625	6,022
	Emirate of Abu Dhabi	3.125%	10/11/2027	19,341	19,021
	Emirate of Abu Dhabi	1.625%	6/2/2028	11,573	10,954
[2]	Emirate of Abu Dhabi	3.625%	10/2/2028	4,100	4,008
	Emirate of Abu Dhabi	3.625%	10/2/2028	1,300	1,270
	Emirate of Abu Dhabi	4.875%	4/30/2029	15,260	15,288
	Emirate of Abu Dhabi	2.500%	9/30/2029	15,038	13,994
	Emirate of Abu Dhabi	3.125%	4/16/2030	16,055	15,098
	Emirate of Abu Dhabi	1.700%	3/2/2031	10,029	8,707
[2]	Emirate of Abu Dhabi	3.750%	3/5/2031	6,100	5,817
	Emirate of Abu Dhabi	1.875%	9/15/2031	7,650	6,596
	Emirate of Abu Dhabi	2.000%	10/19/2031	5,360	4,647
	Emirate of Abu Dhabi	4.050%	7/7/2032	10,093	9,618
	Emirate of Abu Dhabi	4.917%	9/25/2033	7,465	7,413
	Emirate of Abu Dhabi	5.000%	4/30/2034	15,806	15,708
[2]	Emirate of Abu Dhabi	4.857%	7/2/2034	5,000	4,932
	Emirate of Abu Dhabi	4.857%	7/2/2034	2,150	2,119
[2]	Emirate of Abu Dhabi	4.250%	10/2/2035	2,200	2,062
	Emirate of Abu Dhabi	4.250%	10/2/2035	9,075	8,507
[2]	Emirate of Abu Dhabi	4.250%	3/5/2036	6,790	6,356
	Emirate of Abu Dhabi	4.250%	3/5/2036	2,000	1,865
	Emirate of Abu Dhabi	2.875%	10/19/2041	5,538	3,932
	Emirate of Abu Dhabi	4.125%	10/11/2047	15,098	11,696
	Emirate of Abu Dhabi	3.125%	9/30/2049	23,237	14,821
	Emirate of Abu Dhabi	3.875%	4/16/2050	18,003	13,081
	Emirate of Abu Dhabi	3.000%	9/15/2051	5,470	3,318
	Emirate of Abu Dhabi	4.951%	7/7/2052	6,524	5,654
	Emirate of Abu Dhabi	5.500%	4/30/2054	9,140	8,501
	Emirate of Abu Dhabi	3.250%	10/19/2061	9,200	5,580
	Emirate of Abu Dhabi	2.700%	9/2/2070	6,594	3,254
	Emirate of Dubai	5.250%	1/30/2043	4,425	4,083
	Emirate of Dubai	3.900%	9/9/2050	6,718	4,511
	Finance Department Government of Sharjah	6.500%	11/23/2032	5,169	5,282
	Finance Department Government of Sharjah	3.625%	3/10/2033	4,353	3,740
	Finance Department Government of Sharjah	6.125%	3/6/2036	3,825	3,761
	Finance Department Government of Sharjah	4.000%	7/28/2050	5,258	3,242
	Finance Department Government of Sharjah	4.375%	3/10/2051	2,589	1,696
	RAK Capital	5.000%	3/12/2035	4,493	4,471
	Sharjah Sukuk Program Ltd.	4.226%	3/14/2028	6,325	6,202
	Sharjah Sukuk Program Ltd.	3.234%	10/23/2029	5,576	5,186
	Sharjah Sukuk Program Ltd.	3.886%	4/4/2030	3,375	3,200
	Sharjah Sukuk Program Ltd.	3.200%	7/13/2031	3,991	3,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sharjah Sukuk Program Ltd.	6.092%	3/19/2034	4,400	4,512
[2]	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	3,690	3,617
	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	1,000	984
[2]	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	2,815	2,735
	Sharjah Sukuk Program Ltd.	5.192%	5/25/2036	1,000	971
					309,507
Uruguay (1.3%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	5,075	5,073
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	7,203	7,183
	Oriental Republic of Uruguay	7.875%	1/15/2033	4,084	4,707
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	11,451	11,757
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	6,599	7,617
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	12,046	11,998
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	4,860	4,031
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	18,800	16,657
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	12,782	10,944
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	5,566	4,890
					84,857
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/2028	3,529	3,700
	Republic of Uzbekistan	5.375%	2/20/2029	2,411	2,401
	Republic of Uzbekistan	3.700%	11/25/2030	3,734	3,451
	Republic of Uzbekistan	3.900%	10/19/2031	3,199	2,939
[2]	Republic of Uzbekistan	6.900%	2/28/2032	2,175	2,295
	Republic of Uzbekistan	6.900%	2/28/2032	1,775	1,866
[2]	Republic of Uzbekistan	6.947%	5/25/2032	200	212
	Republic of Uzbekistan	6.947%	5/25/2032	200	212
					17,076
Zambia (0.1%)
[5]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	4,650	4,546
Total Sovereign Bonds (Cost $5,859,235)					5,690,107
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[7]	Vanguard Market Liquidity Fund (Cost $72,225)	3.718%		722,323	72,225
Total Investments (99.1%) (Cost $6,828,840)					6,616,664
Other Assets and Liabilities—Net (0.9%)					60,445
Net Assets (100.0%)					6,677,109
Cost is in $000.
1	Securities with a value of $186 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $741,404, representing 11.1% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Guaranteed by the Kingdom of Saudi Arabia.
5	Step bond.
6	Non-income-producing security—security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2026	31	3,285	(5)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,153	—	4,153
Corporate Bonds	—	850,179	—	850,179
Sovereign Bonds	—	5,690,107	—	5,690,107
Temporary Cash Investments	72,225	—	—	72,225
Total	72,225	6,544,439	—	6,616,664
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.